Share-based payment (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Share Based Payment [Abstract]
Schedule of Share-based Payment

Details of these costs and the characteristics of the different stock awards programs and other share-based payments are described in the following table and explanations:

	Awards at the	Awards granted	Awards	Awards	Awards at	Charged to net loss / profit
Year of issuance	beginning	in the year	forfeited	exercised	year end	2021	2020	2019
2020	405,125	97,277	(88,337)	—	414,065	862	1,274	—
2018 (a)	—	—	—	—	—	—	—	416
2016 (b)	—	—	—	—	—	—	—	50
Subtotal	405,125	97,277	(88,337)	—	414,065	862	1,274	466
Shares granted to Non-Executive Directors	—	64,269	—	(64,269)	—	861	665	500
Executive Directors Bonus	156,497	118,272	—	(104,439)	170,330	800	800	800
VCP 2019	378,053	—	(378,053)	—	—	4,098	5,705	951
	939,675	279,818	(466,390)	(168,708)	584,395	6,621	8,444	2,717
(a)	The vesting date of the program was June 30, 2019. A total of 131,330 shares were issued, considering the vesting conditions.
(b)	The vesting date of the program was June 30, 2019. A total of 1,353,517 shares were issued, considering the vesting conditions.